STATEMENT OF INVESTMENTS
BNY Mellon Focused Equity Opportunities Fund

May 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.8%
Banks - 2.6%
SVB Financial Group	54,583	[a]	10,993,016
Capital Goods - 9.8%
Boeing	43,082		14,717,242
Deere & Co.	85,393		11,969,537
Honeywell International	89,799		14,754,874
			41,441,653
Consumer Services - 6.3%
MGM Resorts International	428,950		10,646,539
Yum! Brands	155,180		15,882,673
			26,529,212
Diversified Financials - 10.5%
Charles Schwab	272,400		11,334,564
CME Group	86,641		16,645,469
MSCI	72,779		16,012,108
			43,992,141
Energy - 4.7%
Chevron	91,349		10,400,084
Valero Energy	134,299		9,454,650
			19,854,734
Food, Beverage & Tobacco - 7.2%
Coca-Cola	223,356		10,973,480
Mondelez International, Cl. A	375,856		19,112,278
			30,085,758
Health Care Equipment & Services - 7.1%
Boston Scientific	405,843	[a]	15,588,430
CVS Health	269,238		14,099,994
			29,688,424
Materials - 2.8%
Air Products & Chemicals	56,860		11,576,127
Media & Entertainment - 11.7%
Alphabet, Cl. A	12,294	[a]	13,603,311
Comcast, Cl. A	465,970		19,104,770
Facebook, Cl. A	94,208	[a]	16,719,094
			49,427,175
Pharmaceuticals Biotechnology & Life Sciences - 5.9%
Merck & Co.	172,650		13,675,606
Thermo Fisher Scientific	41,454		11,067,389
			24,742,995

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.8% (continued)
Real Estate - 3.8%
American Tower		77,015	[b]	16,078,421
Semiconductors & Semiconductor Equipment - 8.9%
Advanced Micro Devices		434,730	[a,c]	11,915,949
Marvell Technology Group		642,764		14,333,637
Micron Technology		347,600	[a]	11,335,236
				37,584,822
Software & Services - 18.5%
Adobe		48,948	[a]	13,260,013
Amazon.com		10,045	[a]	17,830,578
Microsoft		103,573		12,809,909
salesforce.com		95,808	[a]	14,506,289
Visa, Cl. A		121,197	[c]	19,552,712
				77,959,501
Total Common Stocks (cost $350,781,542)				419,953,979
	1-Day Yield (%)
Investment Companies - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $399,372)	2.4	399,372	[d]	399,372
Total Investments (cost $351,180,914)		99.9%		420,353,351
Cash and Receivables (Net)		.1%		474,593
Net Assets		100.0%		420,827,944

a Non-income producing security.

b Investment in real estate investment trust within the United States.

c Security, or portion thereof, on loan. At May 31, 2019, the value of the fund’s securities on loan was $31,153,951 and the value of the collateral held by the fund was $32,228,499, consisting of U.S. Government & Agency securities.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Focused Equity Opportunities Fund

May 31, 2019 (Unaudited)

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Common Stocks†	419,953,979	-	-	419,953,979
Investment Companies	399,372	-	-	399,372

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit

NOTES

of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2019, accumulated net unrealized appreciation on investments was $69,172,437, consisting of $85,559,193 gross unrealized appreciation and $16,386,756 gross unrealized depreciation.

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.